Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 17.  SUBSEQUENT EVENTS

Subsequent Property Activity

On January 23, 2017 the Company executed an agreement to purchase a portfolio of four Home2 Suites hotels for $73,750.  The portfolio includes the Home2 Suites Memphis / Southaven, the Home2 Suites Austin / Round Rock, the Home2 Suites Lexington University / Medical Center (Kentucky), and the Home2 Suites Tallahassee State Capitol.  The closing of these acquisitions is anticipated to occur in the first quarter of 2017, but is subject to customary closing conditions including accuracy of representations and warrants and compliance with covenants and obligations.

Subsequent Debt Transactions

On January 27, 2017, the Company extended the maturity date on the WAB loan with a principal balance of $4,806 on December 31, 2016 from February 1, 2017 to February 1, 2018.  This loan was subsequently repaid in full with the refinancing discussed below.

On March 1, 2017, a significant portion of the Company’s debt (including all debt outstanding at December 31, 2016 with the exception of the two variable rate WAB loans and the two fixed rate Great Western Bank loans) was refinanced with a secured credit facility that matures on March 1, 2019.  Following this refinancing, contractual debt maturities on debt outstanding at December 31, 2016 were as follows:

	Held for sale	Held for use	Total
2017	$-	$916	$916
2018	-	930	930
2019	6,000	27,691	33,691
2020	-	14,180	14,180
2021	-	13,672	13,672
Total	$6,000	$57,389	$63,389

The credit agreement provides for a $90,000 senior secured credit facility and includes an accordion feature that would allow the facility to be increased to $400,000 with additional lender commitments.  Availability under the facility is based on a borrowing base formula for the pool of hotel properties securing the facility.  As of the closing date, the collateral pool consisted of 14 hotel properties.  As of the closing date, four hotels were excluded from the borrowing base until certain conditions are satisfied and the availability under the facility was $34,250.  Those four hotels are expected to be added to the borrowing base within days after the closing and the availability under the facility is expected to increase to $41,050.  The facility is guaranteed by the Company and its material subsidiaries that do not have stand-alone financing.  Prior to the occurrence of specific capital achievements, borrowings under the facility accrue interest, at the Company’s option, at either LIBOR plus 3.95% or a base rate plus 2.95%.  Thereafter, borrowings bear interest based on a leverage-based pricing grid, at the Company’s option, at either LIBOR plus a spread ranging from 2.25% to 3.00% (depending on leverage) or a base rate plus a spread ranging from 1.25% to 2.00%  (depending on leverage).  The facility matures in two years and has an automatic one-year extension upon the completion of specific capital achievements.  The facility has two additional one-year extension options following additional capital achievements.  The facility contains customary representations and warranties, covenants and events of default.

On March 1, 2017, the Company borrowed $34,250 under the facility to repay existing indebtedness and pay reserves costs related to closing of the facility.  The Company anticipates using borrowings under the facility to acquire three out of the four Home2 Suites hotels currently under contract to be acquired, which will be added to the collateral pool for the facility.  Borrowings under the facility can also be used for future acquisitions and general corporate purposes.

Subsequent Equity Transactions

On January 24, 2017, the Company exchanged 23,160 new warrants (the “New Warrants”) to purchase common stock of the Company for 576,923 warrants (the “Old Warrants”, see Note 10) held by RES.  The number of New Warrants issued in exchange for the Old Warrants equals the number of shares of common stock issuable upon exercise of the Old Warrants pursuant to a cashless exercise provisions of the Old Warrants. The New Warrants are exercisable for 23,160 shares of common stock, have an exercise price of $0.0065 for each common share and expire on January 24, 2019.

On February 28, 2017, the holders of the Series D Preferred Stock voluntarily converted their shares into 6,004,957 shares of common stock at $10.40 per share pursuant to the terms of the preferred stock.  The terms of the Series D Preferred Stock provided for automatic conversion following certain future common stock offerings, and also provided for potential additional payments to the holders depending on the sales price of common stock in the offerings. As a result of the voluntary conversion, the holders are no longer entitled to the potential payments. To induce the holders of the Series D Preferred Stock to voluntarily convert their shares, the Company issued the holders $9,250 of a new series of preferred stock, the Series E Preferred Stock.

The Series E Preferred Stock ranks senior to the Company’s common stock and any other preferred stock issuances and receives preferential cumulative cash dividends at a rate of 6.25% per annum, payable quarterly of the $10.00 face value per share.  If the Company fails to pay a dividend then during the period that dividends are not paid, the dividend rate increases to 12.5%, if specific equity offering or offerings have not occurred, and increases 9.50% per annum if such equity or equity offerings have occurred. Dividends on the Series E Preferred Stock accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, whether or not such dividends are declared, and whether or not such dividends are prohibited by agreement.  Subject to certain shareholder approvals, required under Nasdaq Marketplace Rules, which Condor will seek and expects to obtain at the next annual shareholders meeting, each share of Series E Preferred Stock is convertible, at the option of the holder, at any time on or after February 28, 2019, into a number of shares of common stock determined by dividing the conversion price of $13.845 into an amount equal to the $10.00 face value per share plus accrued and unpaid dividends, if any. Upon liquidation, each share of Series E Preferred Stock is entitled to $10.00 per share, accrued and unpaid dividends, and an additional amount based on liquidation preference that the holders may have foregone by converting their Series D Preferred Stock into common stock, as adjusted for stock appreciation and dividends paid on the common stock.  The conversion price is subject to anti-dilution adjustments upon the occurrence of stock splits and stock dividends. Following a specific equity offering or offerings, from time to time a number of shares of Series E Preferred Stock automatically converts into common stock if the common stock trades at 120% of the conversion price for 60 trading days, and the number of shares converted will be determined by certain trading volumes measures. The Company has rights, following a specific equity offering or offerings, to redeem up to 490,250 shares of the Series E Preferred Stock at prices from 110% to 130% of its liquidation value, and the holders have put rights commencing March 16, 2021 to put the Series E Preferred Stock to the Company at 130% of its liquidation preference, which the Company can satisfy with cash or common stock.    The Series E Preferred Stock votes as a class on matters generally affecting the Series E Preferred Stock, and as long as 434,750 shares of Series E Preferred Stock (47% of the originally issued shares of Series E Preferred Stock) remain outstanding, then 75% approval of the Series E Preferred Stock will be required to approve merger, consolidation, liquidation or winding up of Condor, related party transactions exceeding $120, payment of dividends on common stock except from funds from operations or to maintain REIT status, the grant of exemptions from Condor’s charter limitation on ownership of 9.9% of any class or series of its securities (exclusive of persons currently holding exemptions), issuance of preferred stock or commitment or agreement to do any of the foregoing.

Effective on March 16, 2017, the Company effected a reverse stock split of its common stock at a ratio of 1-for-6.5.  No fractional shares of common stock were issued as fractional shares were settled in cash. Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto have been retroactively adjusted for the stock split as if such stock split occurred on the first day of the first period presented. Certain amounts in the notes to the financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the stock split.